6. Other Income (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
DisclosureOfOtherIncomeLineItems [Line Items]
Other income	$ 165,152	$ 1,524	$ 7,777
Proceeds from RTO Activities
DisclosureOfOtherIncomeLineItems [Line Items]
Other income	165,000	0	0
Interest Income
DisclosureOfOtherIncomeLineItems [Line Items]
Other income	$ 152	$ 1,524	$ 7,777